Prepayments and Other Non-Current Assets - Schedule of Prepayments and Other Non Current Assets (Parenthetical) (Detail) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Prepayments And Other Non Current Assets [Abstract]
Prepayment for purchase of land use right	¥ 310,220	$ 47,543